CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (4,749)	$ (5,338)	$ (6,994)	$ (5,302)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15	18	23	23
Stock-based compensation	265	1,619	2,054	1,254
Change in fair value of derivative liability			0	(1,096)
Decrease (increase) in operating assets:
Prepaid expenses	70	(13)	(34)	(86)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	779	(87)	(93)	500
Cash used in operating activities	(3,620)	(3,801)	(5,044)	(4,707)
Cash flows from investing activities:
Acquisition of office equipment	(4)	(4)	(4)	(8)
Cash used in investing activities	(4)	(4)	(4)	(8)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants sold	2,514	4,104	4,104	6,217
Cost of common stock and warrants sold	(253)	(327)	(327)	(665)
Proceeds from exercise of warrants	287	0	0	405
Cash provided by financing activities	2,548	3,777	3,777	5,957
Net decrease in cash	(1,076)	(28)	(1,271)	1,242
Cash and cash equivalents, beginning of period	2,316	3,587	3,587	2,345
Cash and cash equivalents, end of period	$ 1,240	$ 3,559	$ 2,316	$ 3,587